INCOME TAXES (Tables)	6 Months Ended
Jun. 30, 2022
Income Tax Disclosure [Abstract]
SCHEDULE OF INCOME BEFORE INCOME TAXES

Pre-tax (loss) income from continuing operations for the six months ended June 30, 2022 and 2021 were taxable in the following jurisdictions:

	Six Months Ended	Six Months Ended
	June 30, 2022	June 30, 2021
	(Unaudited)	(Unaudited)
PRC	$19,347,915	$(8,798,878)
HK	(21,344,187)	(224,699)
BVI	-	(5,440,462)
Total loss before income taxes	$(1,996,272)	$(14,464,039)

SCHEDULE OF COMPONENTS OF INCOME TAX EXPENSE (BENEFIT)

Income tax expense (benefit) from continuing operations consists of the following:

	Six Months Ended	Six Months Ended
	June 30, 2022	June 30, 2021
	(Unaudited)	(Unaudited)
Current tax expense (benefit)	$4,283	$871
Income tax expense (benefit)	$4,283	$871

SCHEDULE OF EFFECTIVE INCOME TAX RATE RECONCILIATION

Current income tax expense (benefit) were recorded in 2022 and 2021 and were related to differences between the book and corporate income tax returns.

	Six Months Ended	Six Months Ended
	June 30, 2022	June 30, 2021
	(Unaudited)	(Unaudited)
PRC statutory tax rate	25%	25%
Computed expected income tax (benefit)	$(499,068)	$(3,616,011)
Tax rate differential benefit from tax holiday	196,598	952,236
Permanent differences	(301,024)	231,390
Tax effect of deductible temporary differences not recognized	331,895	1,016,965
Non-deductible tax loss	275,882	1,416,291
Income tax expense (benefit)	$4,283	$871

SCHEDULE OF COMPONENTS OF DEFERRED TAX ASSETS AND LIABILITIES

The significant components of deferred tax assets and deferred tax liabilities were as follows as of June 30, 2022 and December 31, 2021:

	June 30, 2022		December 31, 2021
	(Unaudited)
	Deferred Tax Assets	Deferred Tax Liabilities	Deferred Tax Assets	Deferred Tax Liabilities
Allowance for credit losses	$3,721,435	$-	$4,537,564	$-
Loss carry-forwards	4,301,035	-	5,080,165	-
Fixed assets	49,112	(396,037)	25,406	(272,344)
Inventory valuation	156,769	-	329,915	-
Cryptocurrency valuation	-	-	81,447	-
Accrued liabilities	14,274	157,509	15,038	-
Long-term investments	217,305	-	5,897	-
Intangible assets	-	130,963	-	137,973
Gross deferred tax assets and (liabilities)	8,459,930	(107,565)	10,075,432	(134,371)
Valuation allowance	(8,352,365)	-	(9,941,061)	-
Total deferred tax assets and (liabilities)	$107,565	$(107,565)	$134,371	$(134,371)